Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Meals & entertainment	0.00%	4.45%
Business combination expenses	0.24%	0.00%
Fines and penalties	0.75%	0.00%
Change in valuation allowance	7.46%	22.71%
Income tax provision	29.45%	48.16%